Note 13	6 Months Ended
Jun. 30, 2026
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the condensed consolidated balance sheets by type of financial instrument is as follows:

FINANCIAL ASSETS AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Debt securities		73,703	73,379
Loans and advances to central banks		12,089	10,869
Loans and advances to credit institutions		32,411	24,244
Loans and advances to customers		509,424	460,401
General governments		29,926	25,905
Other financial corporations		28,992	23,522
Non-financial corporations		243,512	217,390
Other		206,994	193,583
Total	7	627,627	568,893
Of which: impaired assets of loans and advances to customers	6.2	15,444	14,346
Of which: loss allowances of loans and advances	6.2	(13,141)	(12,329)
Of which: loss allowances of debt securities		(47)	(49)

During 2025, the Group made a payment corresponding to the Interest Margin and Commission Tax (“IMIC”, by its acronym in Spanish) for the year ended December 31, 2024, regulated by the Ninth Final Provision of Law 7/2024. However, given that such payment was made but considered undue with respect to such year under the existing legal framework as of each of December 31, 2025 and June 30, 2026, an asset for the amount disbursed (€295 million) was recorded under the “General governments” heading within the "Financial assets at amortized cost - Loans and advances to customers" item in the balance sheet as of each such dates.
Loans and advances to customers
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

LOANS AND ADVANCES TO CUSTOMERS (MILLIONS OF EUROS)

	June 2026	December 2025
On demand and short notice	7,551	6,192
Credit card debt	33,773	30,651
Trade receivables	37,982	34,291
Finance leases	10,874	10,610
Reverse repurchase agreements	909	743
Other term loans	406,637	371,054
Advances that are not loans	11,698	6,861
Total	509,424	460,401